222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 312 609 7500 F: +1 312 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES

RENEE M. HARDT ATTORNEY AT LAW +1 312 609 7616 rhardt@vedderprice.com

April 26, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Re:	Wilshire Variable Insurance Trust (“Registrant”) File Nos. File Nos. 333-15881 and 811-07917

To the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus filed with the Securities and Exchange Commission on behalf of the Wilshire 2015 ETF Fund, the Wilshire 2025 ETF Fund and the Wilshire 2035 ETF Fund pursuant to Rule 497(e) under the Securities Act on April 15, 2016.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/ser